[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 26, 2011

VIA EDGAR

Vince DiStefano

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aetos Capital Distressed Investment Strategies Fund, LLC

(the “Fund”) (File No. 811-21059)

Dear Mr. DiStefano:

On behalf of the Fund and per our conversations, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

Per our discussions, this filing is being made to (a) update certain financial information and make certain other non-material changes to the information contained in Post-Effective Amendment No. 5 to the Fund’s Registration Statement on Form N-2 (the “Amendment”), filed on March 31, 2011; and (b) incorporate changes made in response to certain staff comments to the Amendment.

If you have any questions concerning the foregoing, please call Clifford R. Cone at (212) 878-3180.

Best Regards,

/s/ Clifford R. Cone

Clifford R. Cone